Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 992
Interest expense	(26)		€ 9
Past service cost	(13)	€ (58)	131
Net defined benefit liability (asset) at end of period	4,332	992
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(23,501)	(24,780)
Current service cost	(196)	(211)
Interest expense	(410)	(512)
Past service cost	17	63
Settlements	(38)	(10)
Total	(551)	(650)
Gain/(loss) from change in demographic assumptions	(13)	288
(Loss)/gain from change in financial assumptions	989	(2,007)
Experience gain/(loss)	30	100
Total	1,006	(1,619)
Translation differences	(1,476)	1,772
Contributions from plan participants	98	121
Benefits paid	1,802	1,906
Other	114	(9)
Total	342	3,548
Net defined benefit liability (asset) at end of period	(22,704)	(23,501)	(24,780)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,404
Net defined benefit liability (asset) at end of period	6,095	3,404
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(15,340)	(16,449)
Current service cost	(106)	(118)
Interest expense	(308)	(375)
Past service cost	(5)	(55)
Total	(419)	(548)
Gain/(loss) from change in demographic assumptions	(7)	202
(Loss)/gain from change in financial assumptions	640	(1,427)
Experience gain/(loss)	75	30
Total	708	(1,195)
Translation differences	(1,184)	1,451
Benefits paid	1,343	1,401
Total	159	2,852
Net defined benefit liability (asset) at end of period	(14,892)	(15,340)	(16,449)
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,580)
Net defined benefit liability (asset) at end of period	(1,256)	(1,580)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,039)	(2,325)
Interest expense	(41)	(54)
Past service cost		89
Total	(41)	35
Gain/(loss) from change in demographic assumptions	6	20
(Loss)/gain from change in financial assumptions	82	(203)
Experience gain/(loss)	(1)	85
Total	87	(98)
Translation differences	(157)	196
Contributions from plan participants	71	92
Benefits paid	219	260
Other	(13)	(15)
Total	(22)	349
Net defined benefit liability (asset) at end of period	(2,015)	(2,039)	(2,325)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(832)
Net defined benefit liability (asset) at end of period	(507)	(832)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(6,122)	(6,006)
Current service cost	(90)	(93)
Interest expense	(61)	(83)
Past service cost	22	29
Settlements	(38)	(10)
Total	(91)	(137)
Gain/(loss) from change in demographic assumptions	(12)	66
(Loss)/gain from change in financial assumptions	267	(377)
Experience gain/(loss)	(44)	(15)
Total	211	(326)
Translation differences	(135)	125
Contributions from plan participants	27	29
Benefits paid	240	245
Other	127	6
Total	205	347
Net defined benefit liability (asset) at end of period	€ (5,797)	€ (6,122)	€ (6,006)